Derivative Financial Instruments - Summary of Maturities of Notional Amount of Derivatives (Detail)
€ in Millions, ¥ in Millions, ¥ in Millions, £ in Millions, R$ in Millions, $ in Millions, $ in Millions
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 ARS ($)	Dec. 31, 2019 JPY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 JPY (¥)
Swaps US Dollar-Mexican peso [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset	$ 3,290							$ 3,490
Swaps Yen-US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | ¥							¥ 6,500					¥ 13,000
Forwards Brazilian Real - US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | R$			R$ 5,803							R$ 2,823
Forwards Euro- Brazilian real [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | €		€ 50							€ 150
Notional amount, Liabilities | €		140
Forwards US Dollar - Brazilian real [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset	83							150
Forwards Euro-US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | €		1,506							710
Notional amount, Liabilities | €		1,094							950
Swaps Dollar- Euro [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities	800							2,025
Swaps Pound sterling-Euro [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | £				£ 640							£ 740
Forwards US Dollar-Mexican peso [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset	100							0
Notional amount, Liabilities	2,343							$ 977
Put option [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | €		374							374
Call spread option [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | €		3,000							€ 3,000
Swaps US Dollar- Euro [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset	150
Swaps Pound sterling – US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | £				100
Forwards Argentinean Peso US Dollar [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset						$ 1,388
Forwards US Dollar Euro [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities	20
Forwards Yen US Dollar [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | ¥							6,500
2020 [member] | Forwards Brazilian Real - US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | R$			4,660
2020 [member] | Forwards Euro- Brazilian real [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | €		50
Notional amount, Liabilities | £				140
2020 [member] | Forwards US Dollar - Brazilian real [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset	83
2020 [member] | Forwards Euro-US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | €		1,506
Notional amount, Liabilities | €		1,094
2020 [member] | Swaps Dollar- Euro [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities	0
2020 [member] | Forwards US Dollar-Mexican peso [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset	100
Notional amount, Liabilities	2,343
2020 [member] | Call spread option [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | €		3,000
2020 [member] | Swaps Pound sterling – US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | £				550
2020 [member] | Forwards Argentinean Peso US Dollar [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset						$ 1,388
2020 [member] | Forwards US Dollar Euro [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities	20
2020 [member] | Forwards Yen US Dollar [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | ¥							¥ 6,500
2021 [member] | Swaps US Dollar-Mexican peso [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities	0
2021 [member] | Forwards Brazilian Real - US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | R$			1,143
2021 [member] | Call spread option [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | €		0
2021 [member] | Swaps Pound sterling – US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | £				0
2022 [member] | Swaps US Dollar-Mexican peso [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset	1,400
Notional amount, Liabilities	200
2022 [member] | Forwards Brazilian Real - US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | R$			R$ 0
2023 [member] | Swaps US Dollar-Mexican peso [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset	0
2024 and Thereafter [member] | Swaps US Dollar-Mexican peso [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset	1,890
2024 and Thereafter [member] | Swaps Yen-US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | ¥					¥ 6,500
2024 and Thereafter [member] | Swaps Dollar- Euro [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities	800
2024 and Thereafter [member] | Swaps Pound sterling-Euro [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | £				640
2024 and Thereafter [member] | Put option [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | €		€ 374
2024 and Thereafter [member] | Swaps US Dollar- Euro [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset	$ 150
2024 and Thereafter [member] | Swaps Pound sterling – US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | £				100
Notional amount, Liabilities | £				£ 1,460